UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. II - Intermediate Duration Institutional Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2007

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRUS–38.2%
FIXED RATE 30-YEAR–31.7%
Federal Gold Loan Mortgage Corp.
4.50%, 8/01/35–11/01/35(a)	$10,851	$9,876,119
6.00%, TBA(a)	33,170	32,827,951
7.00%, 2/01/37(a)	11,443	11,743,900
Federal National Mortgage Association
4.50%, TBA(a)	8,055	7,322,494
6.00%, TBA(a)	10,850	10,724,552
5.50%, 4/01/33–5/01/36(a)	143,848	139,169,233
4.50%, 12/01/35	29	26,563
5.00%, 2/01/36–6/01/37(a)	24,824	23,312,930
6.50%, 4/01/36–2/01/37(a)	23,441	23,669,037
6.50%, TBA(b)	48,215	48,667,016

		307,339,795

AGENCY ARMS–3.3%
Federal Home Loan Mortgage Corp.
6.034%, 11/01/36	61	61,492
5.804%, 12/01/36	59	59,050
5.849%, 12/01/36	50	49,704
5.908%, 12/01/36	108	108,227
5.972%, 12/01/36	30	30,111
6.062%, 12/01/36	82	81,977
5.694%, 1/01/37(a)(c)	16,922	16,871,143
6.102%, 3/01/37	62	61,982
Federal National Mortgage Association
4.406%, 8/01/34(a)(c)	2,676	2,674,756
4.182%, 9/01/35	30	30,455
4.466%, 1/01/36	33	33,292
5.803%, 3/01/36(a)(c)	3,327	3,342,345
5.481%, 5/01/36(a)(c)	911	909,633
5.927%, 6/01/36(a)(c)	2,362	2,371,874
5.696%, 12/01/36	30	29,773
5.676%, 1/01/37(a)(c)	5,110	5,112,241

		31,828,055

	Principal Amount (000)		U.S. $ Value
FIXED RATE 15-YEAR–2.4%
Federal Gold Loan Mortgage Corp.
5.00%, 4/01/21		$193	$186,729
Federal National Mortgage Association(a)
5.00%, 4/01/19–3/01/22(a)		23,334	22,597,448

			22,784,177

NON-AGENCY ARMS–0.8%
Banc of America Funding Corp.
Series 2007-C Class 1A3
5.763%, 5/20/36		34	33,383
Bear Stearns Alt-A Trust
Series 2006-3 Class 22A1
6.22%, 5/25/36		19	18,945
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A4
5.107%, 5/25/35(a)(c)		3,453	3,386,949
Indymac Index Mortgage Loan Trust
Series 2006-AR7 Class 4A1
6.237%, 5/25/36(a)(c)		1,805	1,808,456
Indymac Inda Mortgage Loan Trust
Series 2006-AR2 Class 1A1
6.009%, 9/25/36		60	59,479
JP Morgan Alternative Loan Trust
6.067%, 7/25/36		121	120,878
Residential Funding Mortgage Securities I, Inc.
Series 2005-SA3 Class 3A
5.237%, 8/25/35(a)(c)		2,294	2,256,280

			7,684,370

Total Mortgage Pass-Thrus
(cost $375,328,461)			369,636,397

NON-US DOLLAR–10.7%
GOVERNMENT-RELATED - AGENCIES–0.1%
Japan Finance Corp. for Municipal Enterprises
1.55%, 2/21/12	JPY	43,000	352,174
2.00%, 5/09/16		10,000	82,016
Kreditanstalt fuer Wiederaufbau
1.75%, 3/23/10		17,000	140,110

			574,300

GOVERNMENT-RELATED - SOVEREIGNS–10.6%
Japan Government

	Principal Amount (000)		U.S. $ Value
0.80%, 2/15/09(a)		$985,000	$7,981,448
0.70%, 6/20/10(a)		3,744,400	29,981,019
1.20%, 3/20/12		5,481,750	44,117,436
1.80%, 9/20/16(a)		1,637,550	13,293,993
Kingdom of Sweden
5.00%, 1/28/09(a)	SEK	55,015	8,137,381

			103,511,277

Total Non-US Dollar (cost $105,161,190)			104,085,577

CORPORATES - INVESTMENT GRADE–10.3%
Financial Institutions–3.0%
Banking–1.6%
Bank of America Corp.
4.50%, 8/01/10		$35	34,179
Barclays Bank PLC
8.55%, 9/29/49(a)(c)(d)		1,400	1,541,740
BK Tokyo-Mitsub UFJ NY
7.40%, 6/15/11(a)		280	298,528
BOI Capital Funding Number 2
5.571%, 2/01/49(a)(d)		300	284,455
Citigroup, Inc.
5.50%, 6/09/09(a)(c)		10	10,022
5.00%, 9/15/14(a)		3,711	3,530,133
6.50%, 1/18/11		25	25,782
5.30%, 1/07/16		20	19,331
JPMorgan Chase & Co.
6.75%, 2/01/11(a)		30	31,169
Mitsubishi UFG Capital Finance 1, Ltd.
6.346%, 7/29/49(a)		615	604,284
RBS Capital Trust III
5.512%, 9/29/49(a)(c)		1,950	1,874,164
Resona Bank, Ltd.
5.85%, 9/29/49(a)(d)		240	229,469
Resona Preferred Global Securities
7.191%, 12/29/49(a)(c)(d)		450	460,129
Royal Bank of Scotland Group PLC
5.00%, 10/01/14(a)		20	19,131
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49(a)(c)(d)		410	390,730
The Huntington National Bank
Senior Note
4.375%, 1/15/10(a)		980	954,541

	Principal Amount (000)	U.S. $ Value
UBS Preferred Funding Trust I
8.622%, 10/29/49(a)	$1,310	$1,422,774
UFJ Finance Aruba AEC
6.75%, 7/15/13(a)	500	527,947
Wachovia Capital Trust III
5.80%, 8/29/49(a)	1,230	1,224,640
Wachovia Corp.
5.35%, 3/15/11(a)	15	14,922
Washington Mutual, Inc.
4.00%, 1/15/09	20	19,567
Wells Fargo & Co.
Senior Note
4.20%, 1/15/10(a)	985	960,056
Zions Bancorporation
5.50%, 11/16/15(a)	840	807,337

		15,285,030

Brokerage–0.1%
The Goldman Sachs Group, Inc.
4.75%, 7/15/13(a)	680	643,635
5.125%, 1/15/15(a)	810	769,693

		1,413,328

Finance–0.9%
American General Finance Corp.
Medium-Term Note
4.625%, 5/15/09(a)	2,260	2,228,799
Core Investment Grade Trust
4.642%, 11/30/07(a)	34	33,918
Countrywide Home Loans, Inc.
Medium-Term Note, Series L
4.00%, 3/22/11(a)	1,435	1,345,089
General Electric Capital Corp.
6.75%, 3/15/32	1,380	1,497,256
HSBC Finance Corp.
7.00%, 5/15/12(a)	590	621,197
iStar Financial, Inc.
Senior Note
5.15%, 3/01/12(a)	620	596,624
SLM Corp.
5.375%, 1/15/13	2,520	2,225,407
4.50%, 7/26/10	20	18,492

		8,566,782

	Principal Amount (000)	U.S. $ Value
Insurance–0.4%
Assurant, Inc.
5.625%, 2/15/14(a)	$655	$641,022
Humana, Inc.
Senior Note
6.30%, 8/01/18(a)	710	701,620
Liberty Mutual Group
5.75%, 3/15/14(a)(d)	855	827,164
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15(a)	40	37,797
MetLife, Inc.
5.00%, 11/24/13(a)	780	749,913
5.375%, 12/15/12(a)	10	9,879
WellPoint, Inc.
3.50%, 9/01/07	20	19,935
3.75%, 12/14/07(a)	393	389,921

		3,377,251

Real Estate Investment Trust–0.0%
Simon Property Group LP
6.375%, 11/15/07(a)	10	10,028

		28,652,419

Industrial–6.1%
Basic Industry–0.4%
International Paper Co.
5.30%, 4/01/15(a)	1,080	1,019,879
International Steel Group, Inc.
6.50%, 4/15/14(a)	1,075	1,096,201
Lubrizol Corp.
4.625%, 10/01/09	5	4,902
The Dow Chemical Co.
7.375%, 11/01/29(a)	155	167,764
Union Carbide Corp.
Debenture
7.75%, 10/01/96(a)	735	746,119
Westvaco Corp.
8.20%, 1/15/30(a)	395	417,908
Weyerhaeuser Co.
6.75%, 3/15/12(a)	25	25,866
5.95%, 11/01/08(a)	855	861,278

		4,339,917

	Principal Amount (000)	U.S. $ Value
Capital Goods–0.4%
Boeing Capital Corp.
Senior Note
4.75%, 8/25/08(a)	$15	$14,897
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(a)(d)	1,170	1,291,356
Textron Financial Corp.
4.125%, 3/03/08(a)	985	977,019
Textron, Inc.
6.375%, 11/15/08	5	5,072
TYCO International Group, SA
6.00%, 11/15/13(a)	1,070	1,098,713
Waste Management, Inc.
6.875%, 5/15/09(a)	20	20,455

		3,407,512

Communications - Media–1.1%
British Sky Broadcasting Group PLC
6.875%, 2/23/09(a)	465	474,525
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(d)	1,200	1,156,844
Comcast Cable Communication, Inc.
6.875%, 6/15/09	30	30,716
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22(a)	1,030	1,307,226
Comcast Corp.
5.50%, 3/15/11	45	44,774
5.30%, 1/15/14(a)	1,055	1,016,948
Cox Enterprises, Inc.
4.375%, 5/01/08(a)(d)	1,155	1,143,422
News America Holdings, Inc.
9.25%, 2/01/13(a)	910	1,053,011
News America, Inc.
6.55%, 3/15/33(a)	675	658,313
R. R. Donnelley & Sons Co.
4.95%, 4/01/14(a)	500	456,784
Time Warner Entertainment Co.
Senior Debenture
8.375%, 3/15/23(a)	2,275	2,611,554
7.25%, 9/01/08(a)	60	61,093
WPP Finance Corp.
5.875%, 6/15/14(a)	760	753,884

		10,769,094

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications–2.1%
AT&T Corp.
7.30%, 11/15/11(a)	$1,125	$1,197,542
8.00%, 11/15/31(a)	345	410,060
British Telecommunications PLC
8.625%, 12/15/10(a)	20	21,855
Embarq Corp.
6.738%, 6/01/13(a)	150	152,862
7.082%, 6/01/16(a)	3,920	3,941,960
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	1,650	1,774,045
8.75%, 3/01/31(a)	925	1,153,123
Qwest Corp.
8.875%, 3/15/12(a)	195	210,113
Sprint Capital Corp.
7.625%, 1/30/11	25	26,303
8.375%, 3/15/12(a)	4,130	4,499,193
Telecom Italia Capital SA
4.00%, 11/15/08–1/15/10(a)	3,210	3,097,350
6.375%, 11/15/33(a)	275	259,036
Verizon Communications, Inc.
4.90%, 9/15/15(a)	905	847,094
Verizon New Jersey, Inc.
Debenture
5.875%, 1/17/12(a)	1,220	1,224,532
Vodafone Group PLC
5.50%, 6/15/11(a)	1,685	1,671,426

		20,486,494

Consumer Cyclical - Automotive–0.1%
DaimlerChrysler North America Corp.
4.875%, 6/15/10(a)	555	544,425

Consumer Cyclical - Other–0.4%
Centex Corp.
5.45%, 8/15/12(a)	573	546,728
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	1,446	1,430,762
7.875%, 5/01/12(a)	1,508	1,570,348
Toll Brothers Finance Corp.
6.875%, 11/15/12(a)	730	744,049

		4,291,887

Consumer Non-Cyclical–0.7%
Altria Group, Inc.
7.75%, 1/15/27(a)	1,315	1,537,904
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(d)	2,345	2,252,774

	Principal Amount (000)	U.S. $ Value
ConAgra Foods, Inc.
7.875%, 9/15/10(a)	$247	$263,484
Fisher Scientific International, Inc.
6.75%, 8/15/14	5	5,018
Kraft Foods, Inc.
4.125%, 11/12/09	35	33,906
5.25%, 10/01/13(a)	695	668,292
Safeway, Inc.
4.125%, 11/01/08(a)	552	543,442
4.80%, 7/16/07(a)	5	4,997
5.80%, 8/15/12(a)	15	15,003
6.50%, 3/01/11(a)	370	379,426
The Kroger Co.
7.80%, 8/15/07(a)	15	15,038
Tyson Foods, Inc.
6.85%, 4/01/16	20	20,535
Wyeth
5.50%, 2/01/14(a)	1,051	1,035,850

		6,775,669

Energy–0.3%
Amerada Hess Corp.
7.875%, 10/01/29(a)	706	795,785
6.65%, 8/15/11	45	46,494
Conoco Funding Co.
6.35%, 10/15/11	25	25,778
Tengizchevroil Finance Co.
6.124%, 11/15/14(a)(d)	405	397,426
Valero Energy Corp.
6.875%, 4/15/12(a)	1,290	1,350,927

		2,616,410

Technology–0.6%
Cisco Systems, Inc.
5.25%, 2/22/11(a)	630	626,221
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	2,540	2,510,417
International Business Machines Corp.
Medium-Term Note
4.375%, 6/01/09(a)	375	369,117
Motorola, Inc.
7.50%, 5/15/25(a)	205	215,697
6.50%, 9/01/25(a)	1,230	1,176,543
7.625%, 11/15/10(a)	118	124,368

	Principal Amount (000)	U.S. $ Value
Oracle Corp.
5.25%, 1/15/16(a)	$895	$858,168

		5,880,531

		59,111,939

Utilities–1.2%
Electric–1.1%
Carolina Power & Light Co.
6.50%, 7/15/12(a)	1,200	1,244,078
Consumers Energy Co.
Series C
4.25%, 4/15/08(a)	630	623,616
Exelon Corp.
6.75%, 5/01/11(a)	1,550	1,596,994
FirstEnergy Corp.
6.45%, 11/15/11(a)	1,505	1,543,247
7.375%, 11/15/31(a)	1,535	1,661,714
MidAmerican Energy Holdings Co.
Senior Note
5.875%, 10/01/12(a)	440	443,796
NiSource Finance Corp.
7.875%, 11/15/10(a)	630	670,813
Pacific Gas & Electric Co.
4.80%, 3/01/14(a)	1,005	949,818
Progress Energy, Inc.
7.10%, 3/01/11(a)	439	460,009
Public Service Co. of Colorado
7.875%, 10/01/12(a)	445	488,247
SPI Electricity & Gas Australia Holdings Pty, Ltd.
6.15%, 11/15/13(a)(d)	1,150	1,162,839

		10,845,171

Natural Gas–0.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10(a)	375	398,233
Enterprise Products Operating LP
Series B
5.60%, 10/15/14(a)	615	597,860

		996,093

		11,841,264

Total Corporates - Investment Grade (cost $101,342,459)		99,605,622

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE BACKED SECURITIES–7.9%
NON-AGENCY ADJUSTABLE RATE CMBS–0.3%
GS Mortgage Securities Corp. II
Series 2007-EOP Class E
5.76%, 3/06/20(d)	$1,180	$1,180,024
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	1,405	1,370,586

		2,550,610

NON-AGENCY FIXED RATE CMBS–7.6%
Banc America Commercial Mortgage, Inc.
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	1,802	1,810,211
Series 2004-4 Class A3
4.128%, 7/10/42(a)	1,950	1,895,395
Series 2004-6 Class A2
4.161%, 12/10/42(a)	2,655	2,575,020
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Class A4
4.933%, 2/13/42(a)	2,695	2,545,153
Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A2B
5.248%, 12/10/46	40	39,364
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3
6.022%, 6/15/38(a)(c)	2,475	2,479,175
Series 2006-C4 Class A3
5.467%, 9/15/39	40	38,818
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	1,720	1,689,229
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	1,095	1,035,962
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	2,200	2,085,983
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A3FX
4.863%, 7/10/45(a)	2,450	2,399,143

	Principal Amount (000)	U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A4
4.111%, 7/05/35(a)	$2,035	$1,877,070
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	1,110	1,070,411
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	2,715	2,637,069
Series 2004-GG2 Class A6
5.396%, 8/10/38(a)	2,040	1,995,486
JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
4.302%, 1/15/38(a)	270	257,437
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	2,135	2,086,310
Series 2005-LDP4 Class A2
4.79%, 10/15/42(a)	2,000	1,951,922
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	4,590	4,559,522
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	3,740	3,654,130
Series 2005-LDP1 Class A4
5.038%, 3/15/46(a)	2,700	2,573,694
Series 2007-LD11 Class A2
6.007%, 6/15/49	5,880	5,925,746
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.133%, 6/15/29(a)	3,925	3,860,729
Series 2004-C8 Class A2
4.201%, 12/15/29(a)	2,080	2,016,730
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	1,850	1,731,499
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	1,965	1,884,436
Series 2003-C3 Class A4
4.166%, 5/15/32(a)	3,445	3,183,953
Series 2006-C4 Class A4
6.097%, 6/15/38	35	35,255
Series 2006-C3 Class A4
5.661%, 3/15/39	45	44,456
Series 2006-C6 Class A4
5.372%, 9/15/39	40	38,792
Merrill Lynch Mortgage Trust
Series 2005-CKI1 Class A6
5.244%, 11/12/37(a)	1,730	1,670,155
Series 2005-MKB2 Class A2
4.806%, 9/12/42(a)	3,315	3,253,793

	Principal Amount (000)	U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.91%, 6/12/46(a)	$2,120	$2,135,542
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	3,065	2,873,964
Series 2005-HQ5 Class A4
5.168%, 1/14/42(a)	3,830	3,678,016

		73,589,570

Total Commercial Mortgage Backed Securities (cost $78,024,668)		76,140,180

U.S. TREASURIES–6.1%
United States Treasury Bonds
4.50%, 2/15/36(a)(e)	26,665	24,144,331
8.75%, 5/15/17(a)	27,155	34,792,343
United States Treasury Notes
4.875%, 5/31/08	45	44,958

Total U.S. Treasuries (cost $59,468,022)		58,981,632

BANK LOANS–5.9%
NON-INVESTMENT GRADE–5.9%
Financial Institutions–0.4%
Finance–0.1%
Blue Pearl USA, Ltd.
10.11%, 9/30/12	446	448,186
LPL Holdings, Inc.
7.85%, 6/28/13	496	497,491

		945,677

Real Estate Investment Trust–0.3%
Crescent Resources, LLC
8.32%, 11/01/12	2,500	2,494,800

		3,440,477

Industrial–5.4%
Basic Industry–0.6%
Blitz 06-103 GMBH
7.625%, 12/04/13(a)	995	993,448
Ferro Corp.
3.25%, 6/06/12	674	674,814

	Principal Amount (000)	U.S. $ Value
Freeport McMoran Copper & Gold
7.105%, 3/15/14	$163	$163,294
Hexion Specialty
2.00%, 5/04/13	2,480	2,491,370
John Maneely Co.
8.571%, 12/06/13(a)	877	872,541
Tegrant Corp.
10.85%, 2/15/15	300	302,625
Xerium Technology, Inc.
7.61%, 5/18/12	500	497,500

		5,995,592

Capital Goods–0.7%
Clarke American Corp.
7.855%, 3/09/14	2,750	2,736,250
Dresser, Inc.
7.86%, 10/31/13	500	501,040
Fenwal, Inc.
7.61%, 2/20/14	1,350	1,353,375
GPS CCMP Merger Corp.
7.85%, 10/31/13	495	485,452
Ravago Holding America, Inc.
8.11%, 1/31/14	499	498,750
United Subcontractor, Inc.
8.12%, 12/27/12	1,245	1,231,476

		6,806,343

Communications - Media–0.6%
Cablevision Systems Corp.
1.75%, 2/24/13	743	741,653
Cebridge Connections
6.00%, 5/04/15	831	856,454
Charter Communications Operations
7.36%, 2/14/14	2,000	1,981,880
Idearc, Inc.
2.00%, 11/17/14	1,393	1,396,051
Univision Communications, Inc.
7.61%, 8/15/14	1,000	978,432

		5,954,470

Communications - Telecommunications–0.5%
Cellnet Group, Inc.
7.36%, 7/24/11	350	350,335
9.61%, 7/24/11	500	504,585
Choice One Communications, Inc.
9.375%, 6/28/12	1,000	1,008,330

	Principal Amount (000)	U.S. $ Value
Crown Castle Operating Co.
6.86%, 2/15/14	$500	$499,930
Level 3 Communications, Inc.
7.61%, 12/01/11	1,500	1,503,750
Proquest CSA, LLC
8.33%, 2/07/14	1,000	1,000,000

		4,866,930

Consumer Cyclical - Automotive–0.5%
Delphi Corp.
8.11%, 12/31/07	1,000	1,003,000
Ford Motor Co.
8.35%, 11/29/13	1,493	1,499,037
General Motors Corp.
2.375%, 12/16/13	748	752,988
Lear Corp.
2.50%, 4/25/12	497	492,651
Visteon Corp.
8.35%, 5/31/13	1,000	1,000,630

		4,748,306

Consumer Cyclical - Other–0.2%
Seminole Tribe of Florida
6.86%, 2/20/14	501	499,374
Six Flags Theme Parks, Inc.
7.61%, 4/30/15	1,000	987,920
TDS Investor Corp.
8.31%, 8/22/13	67	67,084
8.36%, 8/22/13	630	631,989

		2,186,367

Consumer Non-Cyclical–0.5%
Best Brands Corp.
8.115%, 12/18/12	1,238	1,234,960
Community Health Services, Inc.
Delayed Draw
7.61%, 7/01/14	31	30,981
Term Loan B
7.61%, 7/01/14	469	469,749
FHC Health Systems, Inc.
6.00%, 6/30/08	444	453,333
HCA, Inc.
7.60%, 11/07/13	1,493	1,500,783

	Principal Amount (000)	U.S. $ Value
Talecris Biotherapeutics Holdings Corp.
3.50%, 12/06/13	$748	$751,866

		4,441,672

Energy–0.3%
CDX Gas LLC
5.25%, 3/31/13	1,000	1,025,000
Endeavor
7.00%, 11/01/11	500	512,500
Ls Power Acquisition Co.
7.36%, 4/30/14	1,196	1,197,004

		2,734,504

Industrial Other–0.1%
Education Management LLC
2.50%, 5/26/13	750	748,357

Services–0.6%
Baker Corp.
Term Loan B
7.61%, 4/25/14	500	503,125
N.E.W. Holdings LLC
7.86%, 5/18/14	500	498,595
On Assignment, Inc.
7.61%, 1/29/13	746	746,250
PGT Industies
8.36%, 2/14/12	637	635,107
Sitel LLC
7.85%, 1/30/14	730	732,833
Tandus Corp.
7.86%, 5/30/14	500	496,875
West Corp.
7.735%, 10/18/13	2,239	2,242,771

		5,855,556

Technology–0.6%
Calgen Ommerc
5.75%, 4/01/09	525	525,987
Dealer Computer Services, Inc.
5.50%, 10/26/12	500	509,375
7.35%, 10/26/12	1,463	1,468,014
IPC Systems, Inc.
7.61%, 5/11/14	750	749,063
10.61%, 5/10/15	750	748,125

	Principal Amount (000)	U.S. $ Value
Marvell Technology Group
2.00%, 11/06/09	$496	$498,417
Sorenson Communications, Inc.
8.32%, 8/16/13	997	996,251
7.00%, 1/31/14	828	838,387

		6,333,619

Transportation - Services–0.2%
Oshkosh Truck Corp.
7.105%, 12/06/13	498	499,117
Swift Transportation
8.36%, 5/30/14	1,450	1,426,437

		1,925,554

		52,597,270

Utilities–0.1%
Utility - Natural Gas–0.0%
Infrastrux Group, Inc.
3.25%, 11/03/12	467	466,856

Utility - Other–0.1%
GBGH LLC
5.50%, 8/07/13	693	693,000

		1,159,856

Total Bank Loans (cost $57,277,789)		57,197,603

ASSET-BACKED SECURITIES–5.0%
AUTOS - FIXED RATE–0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1 Class A3
4.32%, 8/15/09	20	20,202

CREDIT CARD - FIXED RATE–0.0%
MBNA Credit Card Master Note Trust
Series 2003-A6 Class A6
2.75%, 10/15/10	55	53,797

HOME EQUITY LOANS - FIXED RATE–0.6%
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Class AFPT
3.36%, 1/25/33(a)	594	561,985
Credit-Based Asset Servicing & Securities Trust
Series 2003-CB1 Class AF
3.45%, 1/25/33	55	52,366
Series 2005-CB7 Class AF2

	Principal Amount (000)	U.S. $ Value
5.15%, 11/25/35	$1,490	$1,480,937
Home Equity Mortgage Trust
Series 2005-4 Class A3
4.742%, 1/25/36(a)	1,780	1,771,100
Series 2006-1 Class A2
5.30%, 5/25/36(a)	840	820,445
Residential Funding Mortgage Securities II
Series 2005-HI2 Class A3
4.46%, 5/25/35(a)	1,100	1,088,671

		5,775,504

HOME EQUITY LOANS - FLOATING RATE–3.7%
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
6.07%, 12/25/32(a)(c)	663	663,778
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1 Class 1A1
5.47%, 4/25/22(a)(c)	253	253,000
GE-WMC Mortgage Securities LLC
Series 2005-2 Class A2B
5.49%, 12/25/35(a)(c)	1,785	1,785,837
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3 Class A1
5.58%, 1/20/35(a)(c)	1,109	1,111,425
Series 2007-2 Class M1
5.63%, 7/20/36	40	39,667
Home Equity Asset Trust
Series 2007-2 Class M1
5.75%, 7/25/37(a)(c)	4,565	4,585,634
Series 2007-3 Class M1
5.67%, 8/25/37	4,590	4,595,875
HSI Asset Securitization Corp. Trust
Series 2006-0PT2 Class M2
5.71%, 1/25/36(a)(c)	1,515	1,517,106
Series 2007-WF1 Class 2A2
5.45%, 5/25/37(c)	7,980	7,979,972
IXIS Real Estate Capital Trust
Series 2006-HE3 Class A2
5.42%, 1/25/37(a)	35	34,981
Master Asset Backed Securities Trust
Series 2004-HE1 Class A1
5.72%, 9/25/34(a)(c)	672	674,609
Series 2006-NC2 Class A3
5.43%, 8/25/36(a)	35	34,987

	Principal Amount (000)	U.S. $ Value
Newcastle Mortgage Securities Trust
Series 2007-1 Class 2A1
5.43%, 7/25/37	$4,905	$4,905,000
Option One Mortgage Loan Trust
Series 2006-3 Class M1
5.55%, 2/25/37(a)(c)	1,200	1,195,320
RAAC Series
Series 2006-SP3 Class A1
5.40%, 8/25/36(a)(c)	1,228	1,227,314
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
5.49%, 3/25/35(a)(c)	837	837,221
Series 2005-RZ1 Class A2
5.52%, 4/25/35(a)(c)	1,756	1,755,738
Saxon Asset Securities Trust
Series 2005-4 Class A2B
5.50%, 11/25/37(a)(c)	1,426	1,426,405
Specialty Underwriting & Residential Finance
Series 2006-BC1 Class A2A
5.40%, 12/25/36(a)(c)	792	792,475
Wells Fargo Home Equity Trust
Series 2004-1 Class1A
5.62%, 4/25/34	34	34,211

		35,450,555

OTHER - FIXED RATE–0.1%
DB Master Finance, LLC
Series 2006-1 Class A2
5.779%, 6/20/31(a)(d)	700	705,355

OTHER - FLOATING RATE–0.6%
Ballyrock ABS CDO, Ltd.
Series 2007-1A Class A1B
6.11%, 11/06/47(c)(d)	2,270	2,133,914
Cairn Mezz ABS CDO PLC
Series 2007-3A Class A2B
5.988%, 8/13/47(a)(c)(d)	975	839,826
Halcyon Securitized Products Investors CDO, Ltd.
Series 2007-1A Class A2
6.367%, 5/13/46(c)(d)	590	572,300
Neapolitan Segregated Portfolio
Series 2007-1A Class I
6.34%, 3/30/46(c)(d)	1,150	1,092,512

	Principal Amount (000)	U.S. $ Value
Petra Cre Cdo
Series 2007-1A Class C
6.27%, 12/31/47(c)(d)	$1,410	$1,375,229

		6,013,781

Total Asset-Backed Securities (cost $48,366,705)		48,019,194

GOVERNMENT-RELATED - NON-US ISSUERS–4.0%
SOVEREIGNS–4.0%
Russian Federation
7.50%, 3/31/30(a)(d)	17,761	19,492,423
United Mexican States
7.50%, 1/14/12(a)	4,600	4,928,900
5.625%, 1/15/17(a)	14,871	14,536,403

Total Government-Related - Non-US Issuers (cost $38,836,002)		38,957,726

EMERGING MARKETS - NON-INVESTMENT GRADE–2.3%
SOVEREIGNS–2.3%
Republic of Brazil
8.25%, 1/20/34(a)	11,645	14,294,237
Republic of Panama
8.875%, 9/30/27	1,710	2,152,890
9.375%, 4/01/29	1,735	2,298,875
Republic of Peru
7.35%, 7/21/25(a)	3,157	3,516,898
8.75%, 11/21/33	30	38,850

Total Emerging Markets - Non-Investment Grade (cost $21,331,934)		22,301,750

CORPORATES - NON-INVESTMENT GRADE–1.1%
Financial Institutions–0.1%
Insurance–0.1%
Liberty Mutual Group
7.80%, 3/15/37(a)(d)	1,220	1,146,690

Industrial–0.8%
Basic Industry–0.1%
AK Steel Corp.
7.875%, 2/15/09(a)	152	151,620

	Principal Amount (000)	U.S. $ Value
Ineos Group Holdings PLC
8.50%, 2/15/16(a)(d)	$730	$713,575
Packaging Corp. of America
5.75%, 8/01/13(a)	800	774,694

		1,639,889

Communications - Media–0.3%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12(a)	735	725,812
Clear Channel Communications, Inc.
5.50%, 9/15/14(a)	1,590	1,358,757
DirecTV Holdings LLC
6.375%, 6/15/15(a)	710	667,400

		2,751,969

Communications - Telecommunication–0.1%
Qwest Communications International, Inc.
Callable 2/15/09 @ 103.75
7.50%, 2/15/14(a)	670	678,375

Consumer Cyclical - Automotive–0.1%
Ford Motor Credit Co.
6.625%, 6/16/08(a)	1,040	1,039,298

Consumer Cyclical - Other–0.1%
MGM MIRAGE
8.375%, 2/01/11(a)	660	674,850
Riviera Holdings Corp.
11.00%, 6/15/10(a)	220	228,067

		902,917

Consumer Non-Cyclical–0.0%
Tyson Foods, Inc.
8.25%, 10/01/11(a)	280	302,895

Transportation - Services–0.1%
Hertz Corp.
Class A
8.875%, 1/01/14(a)	615	641,138

		7,956,481

Utilities–0.2%
Electric–0.1%
NRG Energy, Inc.
7.25%, 2/01/14(a)	115	115,288
7.375%, 2/01/16(a)	620	621,550

		736,838

	Principal Amount (000)	U.S. $ Value
Natural Gas–0.1%
The Williams Cos., Inc.
7.875%, 9/01/21(a)	$655	$704,125

		1,440,963

Total Corporates - Non-Investment Grade (cost $10,744,654)		10,544,134

MORTGAGE CMOS–1.0%
AGENCY ADJUSTABLE RATE–0.0%
Fannie Mae Grantor Trust
Series 2004-T5 Class AB4
5.776%, 5/28/35(a)(c)	323	323,920

NON-AGENCY ADJUSTABLE RATE–0.7%
Countrywide Alternative Loan Trust
Series 2005-62 Class 2A1
6.029%, 12/25/35(a)(c)	1,304	1,307,164
Series 2006-0A14 Class 3A1
5.879%, 11/25/46(a)(c)	3,054	3,052,014
JPMorgan Alternative Loan Trust
Series 2006-S1 Class 3A1
5.43%, 3/25/36(a)(c)	699	698,604
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5 Class 1A1
5.65%, 10/19/34(a)(c)	1,305	1,305,289
Washington Mutual, Inc.
Series 2005-AR2 Class 2A22
5.54%, 1/25/45(a)(c)	149	149,120

		6,512,191

NON-AGENCY FIXED RATE–0.3%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8 Class A1C1
5.25%, 8/25/36	21	20,535
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11 Class A4
5.531%, 8/25/36(a)	3,104	3,093,350

		3,113,885

Total Mortgage CMOS (cost $9,933,125)		9,949,996

SHORT-TERM INVESTMENT–21.5%
Investment Companies–21.5%
AllianceBernstein Fixed Income Shares, Inc.
	Shares
- Prime STIF Portfolio(f) 5.33% (cost $208,078,562)	208,078,562	208,078,562

U.S. $ Value
Total Investments – 114.0% (cost $1,113,893,571(g))	$1,103,498,373
Other assets less liabilities – (14.0)%	(135,204,910)

Net Assets – 100%	$968,293,463

INTEREST RATE SWAP CONTRACTS

			RATE TYPE
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	24,500	10/28/07	3 month LIBOR†	4.800%	$(74,253)
Lehman Brothers	10,130	11/02/07	3 month LIBOR†	4.814%	(35,749)
Lehman Brothers	16,000	1/23/08	3 month LIBOR†	4.778%	108,392
Lehman Brothers	9,000	12/04/11	3 month LIBOR†	4.850%	(221,105)

† Interest based on LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Mexican Peso	Settling 7/10/07	204,010	$18,689,622	$18,871,906	$182,284
Japanese Yen	Settling 7/6/07	72,609	599,257	590,271	(8,986)
Japanese Yen	Settling 7/6/07	22,064	178,244	179,372	1,128
Sale Contracts
Japanese Yen	Settling 7/6/07	9,726,084	80,248,221	79,067,735	1,180,486
Japanese Yen	Settling 7/6/07	2,149,867	17,530,471	17,477,239	53,232
Mexican Peso	Settling 7/10/07	202,700	18,828,624	18,750,655	77,969
Swedish Krona	Settling 7/30/07	55,948	8,211,461	8,193,252	18,209
Swedish Krona	Settling 7/30/07	580	83,922	84,972	(1,050)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized (Depreciation)
Purchased
U.S. Treasury Notes
5 Yr Futures	224	September 2007	$23,436,595	$23,313,500	$(123,095)
U.S. Treasury Notes
10 Yr Futures	206	September 2007	21,954,410	21,774,844	(179,566)
U.S. Treasury Bonds
Futures	256	September 2007	27,792,867	27,584,000	(208,867)
U.S. Treasury Notes
2 Yr Futures	177	September 2007	36,136,169	36,069,281	(66,888)

					$(578,416)

(a)	Positions, or portion thereof, with an aggregate market value of $725,865,223 have been segregated to collateralize open forward currency exchange contracts.
(b)	When-issued security.
(c)	Variable rate coupon, rate shown as of June 30, 2007.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $40,390,196 or 4.2% of net assets.
(e)	Represents entire or partial position segregated as collateral for open future contracts.
(f)	Indicates an affiliated issuer.
(g)	At June 30, 2007, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,674,227 and gross unrealized depreciation of investments was $14,069,425, resulting in net unrealized depreciation of $10,395,198 (excluding foreign currency transactions and futures contracts and swaps).

Glossary of Terms:
TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviations:
JPY – Japanese Yen
SEK – Swedish Krona

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	August 20, 2007